Employee Compensation and Benefits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Retirement Benefits [Abstract]
Net actuarial (loss) / gain	$ (192)	$ (68)
Amortization of net actuarial (loss) / gain	(72)	(85)
Deferred tax benefit / (expense)	35	(5)
Unrecognized actuarial (loss) / gain on defined employee benefit plan obligations	$ (85)	$ 12